RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Restricted Cash [Abstract]
Operations	$ 299	$ 93
Credit obligations	79	56
Capital expenditures and development projects	13	42
Total	391	191
Less: non-current	(81)	(52)
Current	$ 310	$ 139